Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash Flows From Operating Activities:
Net Loss	$ (7,902,477)	$ (3,236,530)
Adjustments To Reconcile Net Loss To Net Cash Used In Operating Activities:
Stock-based Compensation	1,905,408	0
Amortization Of Debt Discount Costs	14,126	97,104
Depreciation Of Fixed Assets	0	322
Gain From Forgiveness Of Paycheck Protection Plan Loan	0	133,592
Increase/(decrease) In Cash Resulting From Changes In:
Prepaid Expenses And Other Current Assets	(750,081)	(1,374)
Accounts Payable	410,969	(232,908)
Accrued And Other Current Liabilities	$ 628,663	$ (21,563)
License And Settlement Agreement	0	500,000
Total Adjustments To Reconcile Net Loss To Net Cash Used In Operations	$ 2,209,085	$ (792,011)
Net Cash Used In Operating Activities	(5,693,392)	(4,028,541)
Cash Flows From Financing Activities:
Proceeds From Issuance Of Common Stock And Warrants, Net Of Issuance Costs	15,385,563	0
Redemption Of Series 1c Preferred Stock	(1,000,000)	0
Payments On Debt	(556,482)	(810,185)
Proceeds From Paycheck Protection Plan Loan	0	133,592
Net Proceeds From Issuance Of Convertible Subordinated Promissory Notes	1,562,717	2,974,982
Proceeds From Issuance Of Series 1d Preferred Units	570,000	0
Proceeds From Issuance Of Series 1c Preferred Units	0	250,000
Proceeds From Exercise Of Series 1a Preferred Warrant Units	0	18,750
Net Cash Provided By Financing Activities	15,961,798	2,567,139
Net Increase (decrease) In Cash	10,268,406	(1,461,402)
Cash At Beginning Of Period	530,400	1,991,802
Cash At End Of Period	10,798,806	530,400
Supplemental Disclosures:
Cash Paid For Interest	1,420	56,707
Cash Paid For Taxes	1,400	3,272
Non-cash Financing Activities:
Conversion Of Common And Preferred Units And Warrants To Common And Preferred Stock And Warrants	29,936,660	0
Conversion Of Convertible Subordinated Promissory Notes To Series 1d Preferred Units	4,464,801	0
Deemed Dividend Upon Amendment To The Terms To The Series 1d Convertible Preferred Stock	2,293,199	0
Conversion Of Convertible Subordinated Promissory Notes And Accrued Interest To Common Shares At Ipo	180,434	0
Conversion Of Preferred Stock To Common Stock At Ipo	$ 6,582	$ 0